Trade payables and others (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€) loan	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 loan	Dec. 31, 2022 loan_agreement	Aug. 31, 2022 loan	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 8,561	€ 13,656				€ 14,729
Tax and employee-related payables	7,021	5,978				7,463
Other payables	1,436	1,260				6,380
Trade payables and others excluding payables related to capital expenditures	17,018	20,894				28,573
Payables related to capital expenditures	0	17				0
Payables and others	17,018	20,911				28,573
Trade and other payables	€ 17,018	€ 20,911				28,573
Lumoxiti, with AstraZeneca
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Trade and other payables						€ 5,474	$ 6,200
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Borrowing, number of loan agreement	2		2	2	2